SCHEDULE III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Real Estate Held for Investment the Company has Invested in Under Operating Leases:
10 Box Cost Plus:
Conway, AR	(h	)	$733	$1,654	$—	$2,387	$170	9/5/2017	1989
Russellville, AR	(h	)	990	1,470	—	2,460	177	3/20/2017	1989
Aaron’s Rents:
Arkadelphia, AR	$—		183	491	—	674	1	12/21/2020	2014
Academy Sports:
Cartersville, GA	—		4,517	4,574	—	9,091	7	12/21/2020	2014
Cookeville, TN	(h	)	—	23,847	73,371	97,218	11,933	9/30/2014	2015
Greenville, NC	(h	)	1,968	7,054	—	9,022	847	1/12/2017	2016
McDonough, GA	(h	)	1,846	5,626	—	7,472	1,047	4/24/2014	2010
Valdosta, GA	5,838		2,482	5,922	—	8,404	1,343	5/10/2013	2012
Actuant Campus:
Columbus, WI	—		2,090	14,633	—	16,723	19	12/21/2020	2014
Advance Auto Parts:
Fairmont, NC	—		253	868	—	1,121	1	12/21/2020	2004
Hampton,VA	—		645	655	—	1,300	1	12/21/2020	2015
Mattoon, IL	(h	)	261	1,063	—	1,324	134	12/4/2015	2015
Stratford,CT	—		755	1,736	—	2,491	2	12/21/2020	1994
Willmar, MN	(h	)	200	1,279	—	1,479	187	3/25/2015	2014
Albany Square:
Albany, GA	4,600		1,606	7,113	373	9,092	1,610	2/26/2014	2013
Almeda Crossing:
Houston, TX	(h	)	4,738	26,245	(8,732)	22,251	415	8/7/2014	2006
Aspen Dental:
Rogers,AR	—		289	1,611	—	1,900	2	12/21/2020	2015
At Home:
Pearland, TX	—		3,663	10,305	—	13,968	14	12/21/2020	1994
AutoZone:
Sheffield, OH	(h	)	815	—	770	1,585	125	10/15/2014	2014
Bass Pro Shop:
Portage, IN	—		1,428	8,414	—	9,842	14	12/21/2020	1983
Tallahassee, FL	(h	)	945	5,713	—	6,658	1,190	8/20/2013	2013
Beavercreek Shopping Center:
Beavercreek, OH	(h	)	5,504	25,178	554	31,236	5,130	10/31/2013	2013
Becton, Dickinson and Company:
Broken Bow, NE	(h	)	244	1,733	—	1,977	333	6/19/2014	2007
Bed Bath & Beyond/Golf Smith:
Schaumburg, IL	7,300		4,786	6,149	(1,065)	9,870	458	3/8/2013	1997
BJ’s Wholesale Club:
Fort Myers, FL	—		5,331	21,692	—	27,023	25	12/21/2020	2018
Roanoke, VA	—		4,509	14,545	—	19,054	49	11/25/2020	2018
Blankenbaker Plaza:
Louisville, KY	—		4,861	10,497	—	15,358	16	12/21/2020	2007

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Bob Evans:
Akron, OH	(h	)	$447	$1,537	$—	$1,984	$176	4/28/2017	2007
Anderson, IN	(h	)	912	1,455	—	2,367	170	4/28/2017	1984
Austintown, OH	(h	)	305	1,426	—	1,731	176	4/28/2017	1995
Birch Run, MI	(h	)	733	1,192	—	1,925	143	4/28/2017	2008
Blue Ash, OH	(h	)	628	1,429	—	2,057	190	4/28/2017	1994
Chardon, OH	(h	)	333	682	—	1,015	89	4/28/2017	2003
Chillicothe, OH	(h	)	557	1,524	—	2,081	182	4/28/2017	1998
Columbus, OH	(h	)	523	1,376	—	1,899	170	4/28/2017	2003
Dayton, OH	(h	)	325	1,438	—	1,763	182	4/28/2017	1998
Florence, KY	(h	)	496	1,876	—	2,372	232	4/28/2017	1991
Gallipolis, OH	$—		529	2,963	—	3,492	3	12/21/2020	2003
Hagerstown, MD	—		490	2,789	—	3,279	3	12/21/2020	1989
Holland, MI	(h	)	314	1,367	—	1,681	168	4/28/2017	2004
Huntersville, NC	(h	)	751	657	—	1,408	78	4/28/2017	2008
Hurricane, WV	(h	)	297	1,654	—	1,951	185	4/28/2017	1993
Mansfield, OH	—		495	2,423	—	2,918	3	12/21/2020	2004
Milford, OH	(h	)	271	1,498	—	1,769	186	4/28/2017	1987
Monroe, MI	—		623	2,177	—	2,800	3	12/21/2020	1998
Monroeville, PA	(h	)	1,340	848	—	2,188	96	4/28/2017	1995
Nicholasville, KY	(h	)	731	693	—	1,424	80	4/28/2017	1989
North Canton, OH	(h	)	859	1,393	—	2,252	172	4/28/2017	2006
Northwood, OH	—		514	2,760	—	3,274	3	12/21/2020	1998
Peoria, IL	—		620	524	—	1,144	1	12/21/2020	1995
Piqua, OH	—		413	2,187	—	2,600	3	12/21/2020	1989
Ripley, WV	(h	)	269	1,304	—	1,573	156	4/28/2017	1988
Tipp City, OH	(h	)	554	1,120	—	1,674	142	4/28/2017	1989
Warsaw, IN	(h	)	684	1,222	—	1,906	145	4/28/2017	1993
Boston Commons:
Springfield, MA	(h	)	3,101	7,042	280	10,423	1,292	8/19/2014	2004
Bottom Dollar Grocery:
Ambridge, PA	—		519	2,985	—	3,504	548	11/5/2013	2012
Brynwood Square:
Rockford, IL	—		1,747	11,393	—	13,140	25	12/21/2020	1999
Burger King:
Yukon, OK	—		500	1,141	—	1,641	1	12/21/2020	1989
Burlington Coat Factory:
Bangor, ME	—		1,820	2,549	—	4,369	5	12/21/2020	2014
Cabela’s:
Acworth, GA	(h	)	4,979	18,775	—	23,754	1,694	9/25/2017	2014
Avon, OH	(h	)	2,755	10,751	—	13,506	986	9/25/2017	2016
La Vista, NE	(h	)	3,260	16,923	—	20,183	1,468	9/25/2017	2006
Sun Prairie, WI	(h	)	3,373	14,058	—	17,431	1,338	9/25/2017	2015

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Caliber Collision Center:
Fredericksburg, VA	(h	)	$1,807	$2,292	$—	$4,099	$32	7/22/2020	2019
Frisco, TX	(h	)	1,484	2,038	—	3,522	369	9/16/2014	2014
Lake Jackson,TX	$—		800	2,974	—	3,774	4	12/21/2020	2006
Las Cruces, NM	(h	)	673	1,949	—	2,622	334	3/21/2014	2014
Richmond, VA	(h	)	1,453	3,323	—	4,776	48	7/30/2020	2020
San Antonio,TX	—		691	4,458	—	5,149	6	12/21/2020	2019
San Antonio, TX	(h	)	622	832	—	1,454	139	6/4/2014	2014
Williamsburg, VA	(h	)	1,418	2,800	—	4,218	45	6/12/2020	2020
Wylie, TX	(h	)	816	2,690	—	3,506	454	2/10/2015	2014
Camping World:
Fort Myers, FL	—		3,226	11,832	—	15,058	16	12/21/2020	1987
Pensacola, FL	(h	)	2,152	3,831	(1,307)	4,676	109	4/29/2014	2014
Canton Marketplace:
Canton, GA	31,801		8,310	48,667	930	57,907	12,023	3/28/2013	2009
Carlisle Crossing:
Carlisle, PA	—		4,491	15,817	41	20,349	2,943	9/18/2014	2006
Cash & Carry:
Salt Lake City, UT	—		863	4,149	—	5,012	5	12/21/2020	2006
Chase:
Hanover Township, NJ	(h	)	2,192	—	—	2,192	—	12/18/2013	2012
Costco:
Tallahassee, FL	5,146		9,497	—	—	9,497	—	12/11/2012	2006
Cottonwood Commons:
Albuquerque, NM	19,250		4,986	28,881	274	34,141	5,688	7/19/2013	2013
Coventry Crossing:
Coventry , RI	6,000		3,462	5,899	(2,292)	7,069	137	9/12/2013	2008
Crosspoint:
Hagerstown, MD	(h	)	12,285	14,359	(971)	25,673	2,937	9/30/2014	2000
Crossroads Annex:
Lafayette, LA	(h	)	1,659	7,091	—	8,750	1,431	12/4/2013	2013
Crossroads Commons:
Plover, WI	(h	)	1,000	4,515	75	5,590	1,068	12/10/2013	2012
CVS:
Arnold, MO	(h	)	2,043	2,367	—	4,410	429	12/13/2013	2013
Asheville, NC	(h	)	1,108	1,084	—	2,192	248	4/26/2012	1998
Austin, TX	(h	)	1,076	3,475	—	4,551	626	12/13/2013	2013
Bloomington, IN	(h	)	1,620	2,957	—	4,577	536	12/13/2013	2012
Blue Springs, MO	(h	)	395	2,722	—	3,117	493	12/13/2013	2013
Bridgeton, MO	(h	)	2,056	2,362	—	4,418	428	12/13/2013	2013
Charleston, SC	(h	)	869	1,009	—	1,878	232	4/26/2012	1998
Chesapeake, VA	(h	)	1,044	3,053	—	4,097	564	12/13/2013	2013

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
CVS (continued):
Chicago, IL	(h	)	$1,832	$4,255	$—	$6,087	$829	3/20/2013	2008
Cicero, IN	(h	)	487	3,099	—	3,586	561	12/13/2013	2013
Corpus Christi, TX	(h	)	648	2,557	—	3,205	566	4/19/2012	1998
Danville, IN	(h	)	424	2,105	76	2,605	371	7/16/2014	1998
Eminence, KY	(h	)	872	2,511	—	3,383	449	12/13/2013	2013
Goose Creek, SC	(h	)	1,022	1,980	—	3,002	355	12/13/2013	2013
Greenwood, IN	(h	)	912	3,549	61	4,522	671	7/11/2013	1999
Hanover Township, NJ	(h	)	4,746	—	—	4,746	—	12/18/2013	2012
Hazlet, NJ	(h	)	3,047	3,610	—	6,657	650	12/13/2013	2013
Honesdale, PA	(h	)	1,206	3,342	—	4,548	620	12/13/2013	2013
Independence, MO	(h	)	359	2,242	—	2,601	407	12/13/2013	2013
Indianapolis, IN	(h	)	1,110	2,484	—	3,594	450	12/13/2013	2013
Irving, TX	(h	)	745	3,034	—	3,779	640	10/5/2012	2000
Janesville, WI	(h	)	736	2,545	—	3,281	460	12/13/2013	2013
Katy, TX	(h	)	1,149	2,462	—	3,611	436	12/13/2013	2013
Lincoln, NE	(h	)	2,534	3,014	—	5,548	544	12/13/2013	2013
London, KY	(h	)	1,445	2,661	—	4,106	499	9/10/2013	2013
Middletown, NY	(h	)	665	5,483	—	6,148	979	12/13/2013	2013
North Wilkesboro, NC	(h	)	332	2,369	73	2,774	435	10/25/2013	1999
Poplar Bluff, MO	(h	)	1,861	2,211	—	4,072	402	12/13/2013	2013
Riverton, NJ	$—		1,217	5,553	—	6,770	6	12/21/2020	2007
Salem, NH	(h	)	3,456	2,351	—	5,807	421	11/18/2013	2013
San Antonio, TX	(h	)	1,893	1,848	—	3,741	339	12/13/2013	2013
Sand Springs, OK	(h	)	1,765	2,283	—	4,048	416	12/13/2013	2013
Santa Fe, NM	(h	)	2,243	4,619	—	6,862	823	12/13/2013	2013
Sedalia, MO	(h	)	466	2,318	—	2,784	421	12/13/2013	2013
St. John, MO	(h	)	1,546	2,601	—	4,147	471	12/13/2013	2013
Temple Hills, MD	(h	)	1,817	2,989	71	4,877	552	9/30/2013	2001
Vineland, NJ	(h	)	813	2,926	—	3,739	546	12/13/2013	2010
Waynesboro, VA	(h	)	986	2,708	—	3,694	490	12/13/2013	2013
West Monroe, LA	(h	)	1,738	2,136	—	3,874	389	12/13/2013	2013
Darien Towne Center:
Darien, IL	(h	)	6,718	11,951	915	19,584	3,143	12/17/2013	1994
Decatur Commons:
Decatur, AL	7,000		2,478	9,333	860	12,671	2,066	7/10/2013	2004
Derby Marketplace:
Derby, KS	—		3,169	6,494	—	9,663	12	12/21/2020	2015
Dick’s Petsmart Center:
Oshkosh, WI	(h	)	1,445	6,599	(1,722)	6,322	138	9/23/2016	2015
Dick’s Sporting Goods:
Oklahoma City, OK	(h	)	685	10,587	—	11,272	2,371	12/31/2012	2012

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Dollar General:
Akron, OH	(h	)	$112	$1,099	$—	$1,211	$221	11/1/2013	2013
Athens, WV	$—		270	1,364	—	1,634	2	12/21/2020	2015
Autaugaville, AL	—		103	951	—	1,054	2	12/21/2020	1995
Bluefield, WV	—		290	1,135	—	1,425	2	12/21/2020	2015
Buffalo, NY	(h	)	122	1,099	—	1,221	177	12/5/2014	2014
Charleston, WV	—		340	1,184	—	1,524	2	12/21/2020	2014
Charleston, WV	—		370	1,135	—	1,505	2	12/21/2020	2014
Charleston, WV	—		341	1,039	—	1,380	2	12/21/2020	2015
Collinsville, AL	—		194	1,003	—	1,197	2	12/21/2020	2014
Columbus, OH	(h	)	279	1,248	—	1,527	251	11/7/2013	2013
Des Moines, IA	(h	)	166	943	—	1,109	188	8/9/2013	2012
Elmwood, IL	—		173	941	—	1,114	2	12/21/2020	2012
Glouster, OH	—		220	1,276	—	1,496	2	12/21/2020	2015
Houston (Gears), TX	(h	)	255	1,393	—	1,648	259	10/18/2013	2013
Huntington, WV	—		260	1,182	—	1,442	2	12/21/2020	2014
Huntington, WV	—		240	1,276	—	1,516	2	12/21/2020	2014
Junction City, OH	—		171	847	—	1,018	1	12/21/2020	2014
Kansas City, MO	(h	)	283	1,068	—	1,351	207	10/18/2013	2013
Kansas City, MO	(h	)	233	1,054	—	1,287	202	11/1/2013	2013
Lansing, MI	(h	)	232	939	—	1,171	157	6/25/2014	2014
Lineville, AL	—		257	1,217	—	1,474	2	12/21/2020	2014
Logansport, IN	—		181	977	—	1,158	2	12/21/2020	2014
Mission, TX	(h	)	182	858	—	1,040	146	9/5/2014	2014
Mobile, AL	(h	)	410	1,059	—	1,469	219	6/17/2013	2013
Moundridge, KS	—		415	526	—	941	1	12/21/2020	2014
Parchment, MI	(h	)	168	1,162	—	1,330	193	6/25/2014	2014
Pipestone, MN	—		204	1,034	—	1,238	2	12/21/2020	2014
Pueblo, CO	(h	)	144	909	—	1,053	187	1/4/2013	2012
Ridgeley, WV	—		211	1,157	—	1,368	2	12/21/2020	2014
Romulus, MI	(h	)	274	1,171	—	1,445	205	3/7/2014	2013
Russell, KS	(h	)	54	899	—	953	156	8/5/2014	2014
Selma, AL	—		164	858	—	1,022	1	12/21/2020	2014
Semmes, AL	—		196	952	—	1,148	2	12/21/2020	2014
Sissonville, WV	—		261	1,088	—	1,349	2	12/21/2020	2015
Spring, TX	(h	)	277	1,132	—	1,409	213	9/30/2013	2013
Springfield, IL	(h	)	205	934	—	1,139	153	9/17/2014	2014
St. Louis, MO	(h	)	229	1,102	—	1,331	207	12/31/2013	2013
St. Louis, MO	(h	)	240	1,118	—	1,358	208	1/15/2014	2013
Talladega, AL	—		161	859	—	1,020	2	12/21/2020	2014
Wakarusa, IN	—		243	1,073	—	1,316	2	12/21/2020	2012
Weslaco, TX	(h	)	141	848	—	989	144	9/5/2014	2014
Wolcottville, IN	—		183	1,012	—	1,195	2	12/21/2020	2013
Duluth Trading:
Denton, TX	—		1,662	2,918	—	4,580	4	12/21/2020	2017
Madison, AL	—		1,174	3,603	—	4,777	5	12/21/2020	2019
Noblesville, IN	—		1,212	3,436	—	4,648	5	12/21/2020	2003

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
East West Commons:
Austell, G A	$13,000		$10,094	$16,034	$3,943	$30,071	$3,370	9/30/2014	2002
Evergreen Marketplace:
Evergreen Park, IL	(h	)	2,823	6,239	—	9,062	1,487	9/6/2013	2013
Fairlane Green II:
Allen Park, MI	—		1,409	14,634	—	16,043	18	12/21/2020	2015
Family Dollar:
Adelanto, CA	(h	)	463	1,711	—	2,174	274	11/14/2014	2014
Bearden, AR	—		52	760	—	812	1	12/21/2020	2014
Bessemer, AL	(h	)	201	1,043	—	1,244	196	12/27/2013	2013
Birmingham, AL	(h	)	500	831	—	1,331	159	12/27/2013	2013
Brooksville, FL	(h	)	206	791	—	997	150	12/18/2013	2013
Cabot, AR	—		231	1,137	—	1,368	2	12/21/2020	2014
Cathedral City, CA	(h	)	658	1,908	—	2,566	315	9/19/2014	2014
Cheyenne, WY	(h	)	148	986	—	1,134	176	4/23/2014	2014
Coachella, CA	(h	)	450	1,634	—	2,084	293	2/19/2014	2013
Columbus, OH	—		252	1,251	—	1,503	2	12/21/2020	2014
Empire, CA	(h	)	239	1,527	—	1,766	261	6/27/2014	2014
Ft. Lauderdale, FL	(h	)	443	1,361	—	1,804	245	12/18/2013	2013
Fresno, CA	(h	)	488	1,553	—	2,041	282	2/19/2014	2013
Hobbs, NM	—		243	1,084	—	1,327	2	12/21/2020	2006
Holtville, CA	(h	)	317	1,609	—	1,926	289	2/19/2014	2013
Indio, CA	(h	)	393	1,636	—	2,029	279	6/25/2014	2014
Irvington, AL	(h	)	217	814	—	1,031	157	12/27/2013	2013
Jay, FL	(h	)	190	1,002	—	1,192	195	2/25/2014	2013
Jonesboro, GA	(h	)	297	1,098	—	1,395	202	2/14/2014	2013
Kissimmee, FL	(h	)	622	1,226	—	1,848	211	8/27/2014	2014
LaBelle, FL	(h	)	268	1,037	—	1,305	199	2/28/2014	2014
Lake Elsinor, CA	(h	)	417	1,682	—	2,099	298	3/3/2014	2013
Lakeland, FL	(h	)	353	937	—	1,290	167	6/30/2014	2014
Lewiston, ME	—		271	1,157	—	1,428	2	12/21/2020	2014
Little Rock, CA	(h	)	499	1,730	—	2,229	267	2/19/2015	2014
Melbourne, FL	(h	)	362	883	—	1,245	162	2/28/2014	2014
Morgan, UT	—		235	1,068	—	1,303	2	12/21/2020	2013
New Roads, LA	—		190	674	—	864	1	12/21/2020	2015
Oshkosh, WI	(h	)	361	815	—	1,176	151	2/25/2014	2013
Palmdale, CA	(h	)	372	1,822	—	2,194	275	3/30/2015	2014
Pensacola, FL	(h	)	509	791	—	1,300	147	3/27/2014	2014
Pine Lake, GA	(h	)	639	897	—	1,536	157	8/26/2014	2014
Riverside, CA	(h	)	736	1,558	—	2,294	273	4/4/2014	2014
Roswell, NM	—		199	921	—	1,120	2	12/21/2020	2014
Salina, UT	—		211	1,262	—	1,473	2	12/21/2020	2014
San Antonio, TX	—		409	914	—	1,323	1	12/21/2020	2014
San Antonio, TX	—		347	1,148	—	1,495	2	12/21/2020	1995

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Family Dollar (continued):
San Jacinto, CA	(h	)	$430	$1,682	$—	$2,112	$283	7/18/2014	2014
Statesboro, GA	(h	)	347	800	—	1,147	150	2/14/2014	2013
Stockton, CA	(h	)	202	1,817	—	2,019	297	9/19/2014	2014
Taft, CA	(h	)	255	1,422	—	1,677	275	8/23/2013	2013
Talladega, AL	$—		222	951	—	1,173	2	12/21/2020	2014
Tampa (Cragmont), FL	(h	)	563	737	—	1,300	141	12/18/2013	2013
Tampa (Forest), FL	(h	)	482	920	—	1,402	173	12/18/2013	2013
Tenn Colony, TX	—		150	834	—	984	1	12/21/2020	2014
Terra Bella, CA	(h	)	332	1,394	—	1,726	251	2/19/2014	2013
Tuscaloosa, AL	(h	)	534	817	—	1,351	157	12/27/2013	2013
Valley, AL	—		180	983	—	1,163	2	12/21/2020	2014
Walthourville, GA	—		290	1,058	—	1,348	2	12/21/2020	1995
Warrenville, SC	—		207	986	—	1,193	2	12/21/2020	2013
Flower Foods:
Orlando, FL	(h	)	418	387	—	805	65	9/11/2014	2013
Waldorf, MD	(h	)	398	1,045	—	1,443	194	9/11/2014	2013
Food 4 Less:
Atwater, CA	(h	)	1,383	5,271	—	6,654	1,068	11/27/2013	2002
Fountain Square:
Brookfield, WI	(h	)	6,508	28,634	25	35,167	3,689	1/17/2017	2006
Fourth Creek Landing:
Statesville, NC	(h	)	1,375	7,795	—	9,170	2,076	3/26/2013	2012
Fresenius Medical Care:
West Plains, MO	(h	)	557	3,097	—	3,654	520	7/2/2014	2014
Fresh Market Center:
Glen Ellyn, IL	4,750		2,767	6,403	(3,494)	5,676	153	9/30/2014	2014
Fresh Thyme:
Indianapolis, IN	(h	)	1,087	6,019	—	7,106	1,089	10/31/2014	2014
Lafayette, IN	—		1,173	6,316	—	7,489	7	12/21/2020	2006
Northville, MI	(h	)	1,598	7,796	—	9,394	1,094	12/21/2015	2015
Ypsilanti, MI	—		3,168	5,719	—	8,887	7	12/21/2020	2017
Fresh Thyme & DSW:
Fort Wayne, IN	(h	)	1,740	4,153	612	6,505	836	9/30/2014	1985
Giant Eagle:
Seven Fields, PA	(h	)	1,574	13,659	—	15,233	2,345	5/7/2014	2005
Harbor Town Center:
Manitowoc, WI	9,750		3,568	13,209	(1,799)	14,978	895	4/24/2015	2005
Haverty Furniture:
Midland, TX	(h	)	709	1,294	—	2,003	384	8/7/2013	2012

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
HEB Center:
Waxahachie, TX	$7,000		$3,465	$7,952	$273	$11,690	$1,817	6/27/2012	1997
Hobby Lobby:
Lewisville, TX	(h	)	2,184	8,977	—	11,161	1,758	11/26/2013	2013
Home Depot:
Lincoln, NE	(h	)	6,339	5,937	—	12,276	832	10/22/2015	1993
North Canton, OH	(h	)	2,203	12,012	360	14,575	2,621	12/20/2012	1998
Houma Crossing:
Houma, LA	12,264		1,076	20,028	—	21,104	28	12/21/2020	2008
Hy-Vee:
Omaha, NE	—		1,842	7,909	—	9,751	11	12/21/2020	2016
Jewel-Osco:
Plainfield, IL	(h	)	—	—	11,151	11,151	578	11/14/2018	2001
Kirkland’s:
Dothan, AL	(h	)	486	946	—	1,432	211	8/5/2014	2014
Kohl’s:
Chartlottesville, VA	(h	)	3,929	12,280	—	16,209	2,057	7/28/2014	2011
Eagan, MN	—		3,581	3,751	—	7,332	6	12/21/2020	1996
Easton, MD	(h	)	2,962	2,661	—	5,623	335	12/2/2015	1992
Kroger:
Bay City, MI	—		718	5,058	—	5,776	8	12/21/2020	1994
Shelton, WA	(h	)	1,180	11,040	—	12,220	2,150	4/30/2014	1994
Whitehall, OH	(h	)	581	6,628	224	7,433	1,363	12/16/2013	1994
Kum & Go:
Conway, AR	(h	)	510	2,577	—	3,087	428	6/13/2014	2014
LA Fitness:
Bloomfield Township, MI	(h	)	2,287	10,075	—	12,362	2,141	6/21/2013	2008
Columbus, OH	(h	)	1,013	6,734	—	7,747	1,059	4/29/2015	2014
Garland, TX	(h	)	2,005	6,861	41	8,907	1,267	12/20/2013	2013
Houston, TX	(h	)	5,764	5,994	—	11,758	1,161	9/30/2013	2013
New Lenox, IL	(h	)	1,965	6,257	—	8,222	823	12/21/2015	2015
Riverside, CA	(h	)	2,557	9,951	—	12,508	1,976	8/2/2013	2010
Lafayette Pavilions:
Lafayette, IN	(h	)	7,632	42,497	(3,245)	46,884	1,067	2/6/2015	2006
Lawton Marketplace:
Lawton, OK	19,247		3,598	25,228	3	28,829	43	12/21/2020	2001
Lord Salisbury Center:
Salisbury, MD	(h	)	6,949	12,179	(2,319)	16,809	370	3/11/2016	2005
Lowe’s:
Adrian, MI	(h	)	2,604	5,036	30	7,670	1,274	9/27/2013	1996
Alpharetta, GA	(h	)	7,979	9,630	403	18,012	1,588	5/29/2015	1998
Asheboro, NC	(h	)	1,098	6,722	—	7,820	1,187	6/23/2014	1994
Cincinnati, OH	(h	)	14,092	—	—	14,092	—	2/10/2014	2001
Columbia, SC	(h	)	3,943	6,353	750	11,046	1,467	9/12/2013	1994

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Lowe’s (continued):
Covington, LA	(h	)	$10,233	$—	$—	$10,233	$—	8/20/2014	2002
Hermitage, PA	$—		2,279	12,580	—	14,859	16	12/21/2020	2016
Lilburn, GA	(h	)	8,817	9,380	385	18,582	1,539	5/29/2015	1999
Mansfield, OH	(h	)	873	8,256	26	9,155	1,492	6/12/2014	1992
Marietta, GA	(h	)	7,471	8,404	392	16,267	1,400	5/29/2015	1997
Oxford, AL	(h	)	1,668	7,622	369	9,659	1,804	6/28/2013	1999
Tuscaloosa, AL	(h	)	4,908	4,786	9	9,703	986	10/29/2013	1993
Woodstock, GA	(h	)	7,316	8,879	392	16,587	1,476	5/29/2015	1997
Zanesville, OH	(h	)	2,161	8,375	297	10,833	1,626	12/11/2013	1995
Mattress Firm:
Ashtabula, OH	(h	)	301	1,965	(453)	1,813	36	3/23/2016	2015
Draper, UT	—		860	1,419	—	2,279	2	12/21/2020	2014
Lake City, FL	—		517	1,241	—	1,758	2	12/21/2020	2004
Mattress Firm & Aspen Dental:
Vienna, WV	—		774	2,466	—	3,240	521	9/15/2014	2014
Mattress Firm & Five Guys:
Muskegon, MI	(h	)	813	1,766	(314)	2,265	33	8/29/2014	2014
McAlister’s Deli:
Lawton, OK	(h	)	805	1,057	—	1,862	194	5/1/2014	2013
McGowin Park:
Mobile, AL	42,765		2,243	69,357	—	71,600	8,187	4/26/2017	2016
Melody Mountain:
Ashland, KY	5,940		1,286	9,879	(1,874)	9,291	231	9/1/2015	2013
Merchants Tire & Auto:
Wake Forest, NC	(h	)	782	1,730	—	2,512	241	9/1/2015	2005
Mister Car Wash:
Athens, AL	(h	)	383	1,150	—	1,533	109	9/12/2017	2008
Decatur, AL	(h	)	257	559	—	816	57	9/12/2017	2005
Decatur, AL	(h	)	486	1,253	—	1,739	136	9/12/2017	2014
Decatur, AL	(h	)	359	1,152	—	1,511	124	9/12/2017	2007
Hartselle, AL	(h	)	360	569	—	929	60	9/12/2017	2007
Madison, AL	(h	)	562	1,139	—	1,701	126	9/12/2017	2012
Morganton Heights:
Morganton, NC	22,800		7,032	29,763	30	36,825	6,167	4/29/2015	2013
National Tire & Battery:
Cedar Hill, TX	(h	)	469	1,951	—	2,420	402	12/18/2012	2006
Cypress, TX	(h	)	910	2,224	—	3,134	332	9/1/2015	2005
Flower Mound, TX	(h	)	779	2,449	—	3,228	351	9/1/2015	2005
Fort Worth, TX	(h	)	936	1,234	—	2,170	242	8/23/2013	2005
Fort Worth, TX	(h	)	730	2,309	—	3,039	331	9/1/2015	2005
Frisco, TX	(h	)	844	1,608	—	2,452	313	8/23/2013	2007

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
National Tire & Battery (continued):
Montgomery, IL	(h	)	$516	$2,494	$—	$3,010	$517	1/15/2013	2007
North Richland Hills, TX	(h	)	513	2,579	—	3,092	380	9/1/2015	2005
Pasadena, TX	(h	)	908	2,307	—	3,215	344	9/1/2015	2005
Pearland, TX	(h	)	1,016	2,040	—	3,056	298	9/1/2015	2005
Plano, TX	(h	)	1,292	2,197	—	3,489	320	9/1/2015	2005
Tomball, TX	(h	)	838	2,229	—	3,067	322	9/1/2015	2005
Natural Grocers:
Idaho Falls, ID	(h	)	833	2,316	—	3,149	422	2/14/2014	2013
Waupaca, WI	$—		1,286	3,727	—	5,013	5	12/21/2020	2017
Nordstrom Rack:
Tampa, FL	6,880		3,371	6,402	1,583	11,356	1,748	4/16/2012	2010
O’Reilly Automotive:
Bennettsville, SC	—		361	1,207	—	1,568	2	12/21/2020	2015
Calyton, GA	(h	)	501	945	—	1,446	121	1/29/2016	2015
Flowood, MS	—		506	1,288	—	1,794	2	12/21/2020	2014
Iron Mountain, MI	—		249	1,400	—	1,649	2	12/21/2020	2014
Owenboro Towne Center:
Owensboro, KY	14,160		3,807	16,259	862	20,928	2,474	1/12/2016	1996
Parkway Centre South:
Grove City, OH	14,250		7,027	18,223	(2,269)	22,981	1,054	7/15/2016	2005
Pecanland Plaza:
Monroe, LA	(h	)	2,206	18,957	(3,265)	17,898	334	10/13/2015	2008
Petsmart:
Wilkesboro, NC	(h	)	447	1,710	—	2,157	402	4/13/2012	2011
Petsmart/Old Navy:
Reynoldsburg, OH	3,720		1,295	4,077	—	5,372	981	12/14/2012	2012
Pick ‘N Save:
Heber City, UT	—		1,160	9,111	—	10,271	12	12/21/2020	2016
Pewaukee, WI	(h	)	1,323	6,761	257	8,341	1,311	8/13/2014	1999
Sheboygan, WI	(h	)	2,003	10,695	—	12,698	2,341	9/6/2012	2012
South Milwaukee, WI	(h	)	1,126	5,706	—	6,832	1,056	11/6/2013	2005
Waterford, WI	—		731	4,078	—	4,809	5	12/21/2020	2017
Plainfield Marketplace:
Plainfield, IL	(h	)	3,167	14,788	(3,827)	14,128	—	12/3/2015	2002
Plaza San Mateo:
Albuquerque, NM	—		2,867	11,582	(4,011)	10,438	311	5/2/2014	2014
Popeyes:
Independence, MO	(h	)	333	680	—	1,013	115	6/27/2014	2005

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Poplar Springs Plaza:
Duncan, SC	$5,000		$1,862	$5,277	$517	$7,656	$1,270	5/24/2013	1995
Raising Cane’s:
Murphy, TX	—		495	2,854	—	3,349	3	12/21/2020	1994
Reno, NV	—		1,841	2,259	—	4,100	3	12/21/2020	2014
Rolling Acres Plaza:
Lady Lake, FL	21,930		7,540	26,839	(4,093)	30,286	1,302	9/1/2016	2005
Rushmore Crossing:
Rapid City, SD	22,046		7,066	33,019	(12,059)	28,026	569	1/2/2014	2012
Rapid City, SD	(h	)	883	4,128	(1,348)	3,663	87	1/2/2014	2012
Safeway:
Juneau, AK	—		6,174	8,792	—	14,966	11	12/21/2020	2017
Sherwin Williams:
Macon, GA	(h	)	59	659	—	718	98	4/16/2015	2015
Shippensburg Market Place:
Shippensburg, PA	(h	)	1,917	9,263	(3,530)	7,650	185	9/18/2014	2002
Shoe Carnival & Buffalo Wild Wings:
Salina, KS	—		991	1,909	—	2,900	3	12/21/2020	2014
Shoppes at Stroud:
Stroud Township, PA	(h	)	3,754	22,614	(2,220)	24,148	1,226	10/29/2014	2007
Shoppes of Gary Farms:
Bowling Green, KY	—		3,529	14,197	—	17,726	20	12/21/2020	2005
Shops at Abilene:
Abilene, TX	14,989		5,142	19,684	—	24,826	30	12/21/2020	2014
Siemens:
Milford, OH	—		4,137	23,153	—	27,290	42	12/21/2020	1991
Southwest Plaza:
Springfield, IL	(h	)	2,992	48,935	(23,580)	28,347	1,360	9/18/2014	2003
Spinx:
Simpsonville, SC	(h	)	591	969	—	1,560	194	1/24/2013	2012
Springfield Commons:
Springfield, OH	11,250		3,745	15,049	(4,182)	14,612	168	5/5/2015	1995
Sprouts:
Bixby, OK	(h	)	1,320	7,117	—	8,437	1,367	7/26/2013	2013
Lawrence, KS	—		762	8,111	—	8,873	10	12/21/2020	2001
Steinhafels:
Greenfield, WI	—		1,783	7,643	—	9,426	9	12/21/2020	1991
Stoneridge Village:
Jefferson City, MO	6,500		1,830	9,351	1	11,182	1,886	6/30/2014	2012
Stop & Shop:
North Kingstown, RI	—		639	2,057	—	2,696	2	12/21/2020	1979

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Summerfield Crossing:
Riverview, FL	$7,310		$6,130	$6,753	$(1,159)	$11,724	$357	7/12/2013	2013
Sunbelt Rentals:
Canton, OH	(h	)	147	1,679	138	1,964	415	10/24/2013	2013
Sunoco:
Palm Beach Gardens, FL	(h	)	1,050	2,667	—	3,717	515	4/12/2013	2009
Palm City, FL	(h	)	667	1,698	—	2,365	329	4/12/2013	2011
Palm Springs, FL	(h	)	580	1,907	—	2,487	369	4/12/2013	2011
Sebastian, FL	(h	)	490	2,128	—	2,618	412	4/12/2013	2009
Titusville, FL	(h	)	626	2,534	—	3,160	490	4/12/2013	2009
Sutters Creek:
Rocky Mount, NC	(h	)	1,458	2,616	283	4,357	607	1/31/2014	2012
Take 5:
Andrews, TX	—		230	862	—	1,092	1	12/21/2020	1994
Bedford, TX	—		283	837	—	1,120	1	12/21/2020	2009
Burleson, TX	—		471	936	—	1,407	1	12/21/2020	1994
Burleson, TX	—		201	837	—	1,038	1	12/21/2020	2010
Burleson, TX	—		394	407	—	801	1	12/21/2020	2003
Cedar Hill, TX	—		250	705	—	955	1	12/21/2020	1985
Hereford, TX	—		50	995	—	1,045	1	12/21/2020	1993
Irving, TX	—		120	445	—	565	1	12/21/2020	1989
Irving, TX	—		210	818	—	1,028	1	12/21/2020	1987
Lubbock, TX	—		151	1,428	—	1,579	2	12/21/2020	2002
Midland, TX	—		192	1,861	—	2,053	2	12/21/2020	1995
Mineral Wells, TX	—		131	1,263	—	1,394	1	12/21/2020	2019
Target Center:
Columbia, SC	(h	)	3,234	7,297	(651)	9,880	394	3/31/2014	2012
Terrell Mill Village:
Marieta, GA	(h	)	3,079	11,185	14	14,278	2,205	1/31/2014	2012
TGI Friday’s:
Cheseapeake, VA	(h	)	1,217	1,388	—	2,605	242	6/27/2014	2003
Wilmington, DE	(h	)	1,685	969	—	2,654	172	6/27/2014	1991
The Center at Hobbs Brook:
Sturbridge, MA	21,500		11,241	29,152	1,502	41,895	4,655	6/29/2016	1999
The Market at Clifty Crossing:
Columbus, IN	(h	)	2,669	16,308	113	19,090	4,509	10/31/2014	1989
The Market at Polaris:
Columbus, OH	(h	)	11,828	41,702	(36,715)	16,815	284	12/6/2013	2005
The Marquis:
Williamsburg, VA	8,556		2,615	11,406	—	14,021	2,609	9/21/2012	2007

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
The Plant:
San Jose, CA	$123,000		$67,596	$108,203	$583	$176,382	$24,218	4/15/2013	2008
The Ridge at Turtle Creek:
Hattiesburg, MS	9,900		2,749	12,434	(3,482)	11,701	267	2/27/2015	2011
Tire Kingdom:
Bluffton, SC	(h	)	645	1,688	—	2,333	235	9/1/2015	2005
Summerville, SC	(h	)	1,208	1,233	—	2,441	178	9/1/2015	2005
Tire Kingdom & Starbucks:
Mount Pleasant, SC	2,400		1,291	3,149	(502)	3,938	154	9/1/2015	2005
Tractor Supply:
Ashland, VA	(h	)	500	2,696	—	3,196	510	11/22/2013	2013
Augusta, KS	(h	)	407	2,315	—	2,722	430	1/10/2014	2013
Blytheville, AR	—		780	2,660	—	3,440	4	12/21/2020	2002
Cambridge, MN	(h	)	807	1,272	28	2,107	339	5/14/2012	2012
Canon City, CO	(h	)	597	2,527	—	3,124	513	11/30/2012	2012
Carlyle, IL	—		707	2,386	—	3,093	4	12/21/2020	2015
Fortuna, CA	(h	)	568	3,819	—	4,387	675	6/27/2014	2014
Logan, WV	—		597	3,232	—	3,829	4	12/21/2020	2006
Lumberton, NC	(h	)	611	2,007	—	2,618	438	5/24/2013	2013
Marion, IN	(h	)	1,536	1,099	—	2,635	216	2/19/2014	2004
Midland, NC	—		865	2,182	—	3,047	3	12/21/2020	2013
Monticello, FL	(h	)	448	1,916	—	2,364	415	6/20/2013	2013
Shelbyville, IL	—		586	2,576	—	3,162	4	12/21/2020	2017
South Hill, VA	(h	)	630	2,179	—	2,809	445	6/24/2013	2011
Weaverville, NC	(h	)	867	3,138	—	4,005	624	9/13/2013	2006
Woodward, OK	(h	)	446	1,973	—	2,419	402	11/19/2013	2013
Trader Joe’s:
Asheville, NC	(h	)	2,770	3,766	—	6,536	744	10/22/2013	2013
Columbia, SC	(h	)	2,308	2,597	—	4,905	594	3/28/2013	2012
Wilmington, NC	(h	)	2,016	2,519	—	4,535	630	6/27/2013	2012
Turfway Crossing:
Florence, KY	8,280		2,261	10,323	418	13,002	2,180	5/27/2014	2002
Ulta Salon:
Albany, GA	(h	)	441	1,757	—	2,198	313	5/8/2014	2013
Greeley, CO	(h	)	596	2,035	—	2,631	315	3/31/2015	2014
United Oil:
Bellflower, CA	(h	)	1,246	788	—	2,034	125	9/30/2014	2001
Brea, CA	(h	)	2,393	658	—	3,051	104	9/30/2014	1984
Carson, CA	—		2,354	4,821	—	7,175	6	12/21/2020	1958
El Cajon, CA	(h	)	1,533	568	—	2,101	90	9/30/2014	2008
El Cajon, CA	(h	)	1,225	368	—	1,593	58	9/30/2014	2000
El Monte, CA	(h	)	766	510	—	1,276	80	9/30/2014	1994
Escondido, CA	(h	)	3,514	1,062	—	4,576	168	9/30/2014	2002
Fallbrook, CA	—		1,266	3,458	—	4,724	4	12/21/2020	1958

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
United Oil (continued):
Glendale, CA	(h	)	$4,871	$795	$—	$5,666	$126	9/30/2014	1999
Harbor City, CA	$—		1,359	3,047	—	4,406	3	12/21/2020	2014
Hawthorne, CA	—		896	1,764	—	2,660	2	12/21/2020	2001
Inglewood, CA	(h	)	1,809	878	—	2,687	139	9/30/2014	1997
La Habra, CA	(h	)	1,971	571	—	2,542	90	9/30/2014	2000
Lakewood, CA	—		2,499	2,400	—	4,899	3	12/21/2020	1973
Lawndale, CA	(h	)	1,462	862	—	2,324	136	9/30/2014	2001
Long Beach, CA	—		1,088	2,582	—	3,670	3	12/21/2020	1990
Long Beach, CA	(h	)	2,778	883	—	3,661	140	9/30/2014	1972
Los Angeles, CA	(h	)	2,334	717	—	3,051	113	9/30/2014	2002
Los Angeles, CA	(h	)	3,552	1,242	—	4,794	196	9/30/2014	2002
Los Angeles, CA	(h	)	2,745	669	—	3,414	106	9/30/2014	1998
Los Angeles, CA	(h	)	3,930	428	—	4,358	68	9/30/2014	2005
Los Angeles, CA	(h	)	1,927	1,484	—	3,411	235	9/30/2014	2007
Los Angeles, CA	(h	)	2,182	701	—	2,883	111	9/30/2014	1964
Los Angeles, CA	—		2,435	2,614	—	5,049	3	12/21/2020	1982
Los Angeles, CA	—		2,016	3,486	—	5,502	4	12/21/2020	1965
Madera, CA	(h	)	1,500	3,804	—	5,304	265	9/27/2019	2018
Norco, CA	(h	)	1,852	1,489	—	3,341	235	9/30/2014	1995
Poway, CA	(h	)	3,072	705	—	3,777	111	9/30/2014	1960
San Clemente, CA	—		2,036	3,561	—	5,597	4	12/21/2020	1973
San Diego, CA	—		1,362	1,662	—	3,024	2	12/21/2020	1959
San Diego, CA	—		1,547	3,218	—	4,765	4	12/21/2020	2011
San Diego, CA	—		2,409	4,105	—	6,514	5	12/21/2020	1976
San Diego, CA	(h	)	2,977	1,448	—	4,425	229	9/30/2014	1984
San Diego, CA	(h	)	1,877	883	—	2,760	139	9/30/2014	2006
San Diego, CA	(h	)	1,824	382	—	2,206	61	9/30/2014	2006
Santa Ana, CA	—		1,629	1,767	—	3,396	2	12/21/2020	2000
Santa Clarita, CA	(h	)	4,787	733	—	5,520	116	9/30/2014	2001
Sun City, CA	(h	)	1,136	1,421	—	2,557	224	9/30/2014	1984
Vista, CA	(h	)	2,063	334	—	2,397	53	9/30/2014	1986
Vista (Vista), CA	(h	)	2,028	418	—	2,446	66	9/30/2014	2010
Whittier, CA	(h	)	1,629	985	—	2,614	156	9/30/2014	1997
University Marketplace:
Marion, IN	(h	)	850	6,722	121	7,693	1,831	3/22/2013	2012
Urban Air Adventure Park:
Waukesha, WI	(h	)	3,408	12,918	666	16,992	2,057	9/29/2014	2007
Vacant:
Appleton, WI	(h	)	895	1,026	(1,194)	727	9	11/18/2015	2015
Cherokee, IA	(h	)	217	3,326	(2,654)	889	11	12/23/2015	2015
Cokato, MN	(h	)	358	3,229	(2,280)	1,307	8	12/23/2015	2015
Danville, VA	(h	)	274	1,514	(1,062)	726	36	4/29/2014	2014
Dickson City, PA	—		1,113	7,946	(7,817)	1,242	221	6/30/2014	2013

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Vacant (continued):
Eldersburg, MD	(h	)	$557	$876	$—	$1,433	$102	4/28/2017	2000
Lancaster, TX	(h	)	1,203	1,620	—	2,823	361	10/23/2012	2011
Nampa, ID	(h	)	449	2,213	(1,482)	1,180	36	3/31/2014	1972
Raleigh, NC	$—		329	556	—	885	1	12/21/2020	2014
Sanford, FL	(h	)	1,031	1,807	(1,861)	977	14	10/23/2012	1999
Troy, OH	(h	)	992	1,577	(1,383)	1,186	88	10/23/2012	2011
Valentine, NE	(h	)	395	3,549	(2,403)	1,541	57	6/30/2014	2014
Walker, LA	(h	)	900	3,909	—	4,809	657	6/27/2014	1999
Ventura Place:
Albuquerque, NM	(h	)	5,203	7,998	(5,050)	8,151	196	4/29/2015	2008
Vitamin Shoppe:
Taylor, MI	—		631	767	—	1,398	1	12/21/2020	1995
Wal-Mart:
Anderson, SC	(h	)	2,424	9,719	—	12,143	1,251	11/5/2015	2015
Florence, SC	(h	)	2,013	9,225	—	11,238	1,182	11/5/2015	2015
Perry, GA	(h	)	2,270	11,053	—	13,323	2,364	6/4/2013	1999
Summerville, SC	4,300		2,410	2,098	—	4,508	309	9/18/2015	2015
Tallahassee, FL	(h	)	14,823	—	—	14,823	—	12/11/2012	2008
York, SC	(h	)	1,913	11,410	—	13,323	2,425	6/4/2013	1998
Walgreens:
Austintown, OH	(h	)	637	4,173	—	4,810	779	8/19/2013	2002
Baton Rouge, LA	—		1,015	4,671	—	5,686	6	12/21/2020	2006
Chicopee, MA	(h	)	2,094	4,945	—	7,039	772	10/23/2014	2008
Clinton, MI	4,209		1,977	4,232	—	6,209	5	12/21/2020	1997
Connelly Springs, NC	(h	)	1,349	3,628	—	4,977	694	8/27/2013	2012
Danville, VA	(h	)	989	4,547	—	5,536	979	12/24/2012	2012
Dearborn Heights, MI	(h	)	2,236	3,411	—	5,647	657	7/9/2013	2008
East Chicago, IN	(h	)	331	5,242	—	5,573	839	8/8/2014	2005
Fort Madison, IA	(h	)	514	3,723	—	4,237	700	9/20/2013	2008
Greenville, OH	—		542	4,063	—	4,605	5	12/21/2020	2014
Harrison, AR	4,750		1,237	5,424	—	6,661	6	12/21/2020	2007
Hickory, NC	(h	)	1,100	4,241	—	5,341	867	2/28/2013	2009
Huntsville, AL	3,273		1,931	2,457	97	4,485	533	3/15/2013	2001
Indianapolis, IN	4,602		1,212	5,484	—	6,696	6	12/21/2020	1996
Kannapolis, NC	(h	)	1,480	5,031	—	6,511	976	6/12/2013	2012
Kilgore, TX	—		821	5,601	—	6,422	6	12/21/2020	2007
Kokomo, IN	—		—	—	—	—	—	12/21/2020	2014
Las Vegas, NV	(h	)	2,325	3,262	70	5,657	622	9/26/2013	1999
Lawton, OK	(h	)	860	2,539	106	3,505	494	7/3/2013	1998
Lees Summit, MO	4,184		1,205	4,884	—	6,089	6	12/21/2020	2014
Little Rock, AR	(h	)	548	4,676	—	5,224	768	6/30/2014	2011
Lubbock, TX	(h	)	565	3,257	103	3,925	689	10/11/2012	2000
Lubbock, TX	(h	)	531	2,951	102	3,584	620	10/11/2012	1998

			Initial Costs to Company			Gross Amount at Which Carried At December 31, 2020 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)		Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Walgreens (continued):
Metropolis, IL	(h	)	$284	$4,991	$—	$5,275	$798	8/8/2014	2009
Mobile, AL	(h	)	1,603	3,161	—	4,764	591	11/7/2013	2013
Pine Bluff, AR	(h	)	248	5,229	—	5,477	982	9/17/2013	2012
Richmond, IN	$—		965	4,685	—	5,650	5	12/21/2020	2006
Sacramento, CA	(h	)	324	2,669	—	2,993	458	6/30/2014	2008
San Antonio, TX	—		1,417	7,932	—	9,349	9	12/21/2020	2005
Siloam Springs, AR	3,839		936	4,367	—	5,303	5	12/21/2020	1999
Slidell, LA	3,027		757	3,557	—	4,314	4	12/21/2020	2000
Springfield, IL	(h	)	830	3,619	—	4,449	803	5/14/2012	2007
Suffolk, VA	(h	)	1,261	3,461	—	4,722	807	5/14/2012	2007
Sun City, AZ	(h	)	837	2,484	245	3,566	455	5/6/2014	2000
Tarboro, NC	(h	)	755	3,634	—	4,389	594	8/22/2014	2014
Whiteville, NC	—		829	4,090	—	4,919	5	12/21/2020	2007
Walgreens/KeyBank:
Newburgh, NY	5,000		3,280	5,441	—	8,721	992	9/16/2013	2010
Wallace Commons:
Salisbury, NC	7,590		3,265	8,058	—	11,323	1,674	12/21/2012	2009
Wallace Commons II:
Salisbury, NC	(h	)	2,231	8,479	—	10,710	1,639	2/28/2014	2013
Waterford South Park:
Clarksville, IN	7,200		2,946	8,564	45	11,555	2,075	4/12/2013	2006
Wendy’s:
Grafton, VA	(h	)	539	894	—	1,433	153	6/27/2014	1985
Westminster, CO	(h	)	596	1,108	—	1,704	189	6/27/2014	1986
Western Crossing:
Jacksonville, NC	—		3,382	7,775	—	11,157	12	12/21/2020	1995
West Marine:
Chicago, IL	—		4,442	8,698	—	13,140	10	12/21/2020	2005
Panama City, FL	(h	)	676	2,219	—	2,895	399	4/24/2015	2014
Pensacola, FL	(h	)	1,107	3,398	—	4,505	595	2/27/2015	2015
Westover Market:
San Antonio, TX	(h	)	2,705	7,959	(6,264)	4,400	159	7/10/2013	2013
Winn-Dixie:
Amite, LA	—		1,479	1,691	—	3,170	4	12/21/2020	2000

	$578,096		$901,859	$2,533,704	$(63,637)	$3,371,926	$298,364

(a)	Initial costs exclude subsequent impairment charges.
(b)	Consists of capital expenditures and real estate development costs, and impairment charges.
(c)	The aggregate cost for federal income tax purposes was $3.7 billion.

(d)	The following is a reconciliation of total real estate carrying value for the years ended December 31 (in thousands):

	2020	2019	2018
Balance, beginning of period	$2,530,311	$4,444,041	$4,564,592
Additions
Acquisitions	738,172	5,305	11,151
Improvements	192,591	13,832	6,135
Assets placed back into service	200,758	—	—

Total additions	$1,131,521	$19,137	$17,286

Less: Deductions
Cost of real estate sold	83,144	1,448,915	61,891
Other (including provisions for impairment of real estate assets)	206,762	483,952	75,946

Total deductions	289,906	1,932,867	137,837

Balance, end of period	$3,371,926	$2,530,311	$4,444,041

(e)	Gross intangible lease assets of $389.6 million and the associated accumulated amortization of $155.0 million are not reflected in the table above.
(f)	The following is a reconciliation of accumulated depreciation for the years ended December 31 (in thousands):

	2020	2019	2018
Balance, beginning of period	$243,122	$385,245	$334,476
Additions
Acquisitions — Depreciation expense for building, acquisitions costs and tenant improvements acquired	56,218	73,790	92,998
Improvements — Depreciation expense for tenant improvements and building equipment	2,280	2,352	2,481

Total additions	$58,498	$76,142	$95,479

Deductions
Cost of real estate sold	10,108	144,820	6,901
Other (including provisions for impairment of real estate assets)	(6,852)	73,445	37,809

Total deductions	3,256	218,265	44,710

Balance, end of period	$298,364	$243,122	$385,245

(g)
The Company’s assets are depreciated or amortized using the straight-line method over the useful lives of the assets by class. Generally, buildings are depreciated over 40 years, site improvements are amortized over 15 years and tenant improvements are amortized over the remaining life of the lease or the useful life, whichever is shorter.

(h)	Includes 56 anchored shopping centers.